Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Absract]
Related Party Transactions

13. Related Party Transactions

As of and for the years ended December 31, 2025, 2024 and 2023, there have been numerous (i) cash advances to Mr. Son I Tam by the Operating Entity, Epsium HK or Epsium BVI or (ii) loans from Mr. Tam, or payment to third parties by Mr. Tam on behalf of, the Operating Entity, Epsium HK or Epsium BVI.  These transactions have been conducted without contracts, and they have been interest-free with no repayment terms. The Company is currently in the process of settling all accounts receivable and the outstanding loan to Mr. Tam. In November 2023, all loans extended to Mr. Tam were fully paid off. These transactions are summarized as follows:

2025 Transactions

During 2025, cash repayments of $367,256, due to loans, or payments to third parties on behalf of, were made to Mr. Tam by the Operating Entity, with amounts ranging between US$6,228 and US$112,101. During the same period, the Company paid off $367,256 owed to Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$0 and US$6,228 and the total receipts of US$6,228 owed to Mr. Tam.  As of December 31, 2025, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$706.

2024 Transactions

During 2024, cash advancements were made to Mr. Tam by the Operating Entity, with amounts ranging between US$81 and US$128,358. During the same period, the Company paid off $276,102 owed to Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$38,507 and US$359,403 and the total receipts of US$628,956 owed to Mr. Tam.  As of December 31, 2024, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$363,066.

2023 Transactions

During 2023, cash advancements were made to Mr. Tam by the Operating Entity, with amounts ranging between US$12 and US$256,305. As of November 3, 2023, Mr. Tam paid off $2,202,879 owed to the Company. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$50 and US$768,915 and the total receipts of US$ 3,997,745 owed to Mr. Tam. As of December 31, 2023, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$8,526.

Imputed Interest

The outstanding balance advances from and due to Mr. Tam have no repayment terms, no interest and no maturity date, the Company accrued imputed interest for the due to related parties with 4.25% per year. For the years ended December 31, 2025, 2024 and 2023, the Company had incurred impute interest expenses with amounts of $0, $0 and $5,037, respectively. Such imputed interests were recorded as paid-in capital.